Segment Reporting - Narrative (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2021 deadWeightTon segment	Dec. 31, 2022 deadWeightTon vessel segment	Dec. 31, 2020 segment
Segment Reporting Information [Line Items]
Number of vessels | vessel		5
Number of operating segments | segment	2	1	2
Ultramax | Minimum
Segment Reporting Information [Line Items]
DWT		60,200
Ultramax | Maximum
Segment Reporting Information [Line Items]
DWT		64,000
Kamsarmax | Minimum
Segment Reporting Information [Line Items]
DWT		82,000
Kamsarmax | Maximum
Segment Reporting Information [Line Items]
DWT		84,000
Kamsarmax | Kamsarmax | Minimum
Segment Reporting Information [Line Items]
DWT	82,000
Kamsarmax | Kamsarmax | Maximum
Segment Reporting Information [Line Items]
DWT	84,000
Ultramax | Ultramax | Minimum
Segment Reporting Information [Line Items]
DWT	60,200
Ultramax | Ultramax | Maximum
Segment Reporting Information [Line Items]
DWT	64,000